ACCOUNTS PAYABLE AND OTHER - Schedule of Post-Employment Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Plan assets	$ 3,503	$ 3,335
Less accrued benefit obligation:
Defined benefit pension plan	(4,352)	(4,613)
Other post-employment benefits	(163)	(185)
Net defined benefit liability, before net actuarial gain (losses)	(1,012)	(1,463)
Less: net actuarial (losses) gains and other	(29)	11
Accrued benefit liability related to defined benefit plan	$ (1,041)	$ (1,452)